Scarborough Variable Annuity
Issued by:
Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001
Supplement Dated June 23, 2017
To Prospectus Dated May 1, 2017
Effective June 5, 2017, the name of the following underlying fund changed. The corresponding Subaccount also changed its name accordingly. All references to the former name in the current prospectus are hereby changed to reflect the new name.
Former Name	New Name
Janus Aspen Research	Janus Henderson VIT Research
Please Retain This Supplement For Future Reference